Summary of Operating Results for Fastener Business and Aero Quality Sales (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	$ 24,058
Loss from discontinued operations before income taxes	(2,917)
Income tax benefit	794
Loss from discontinued operations	(2,123)
Net gain on sales of discontinued operations, net of tax	22,032
Income from discontinued operations	$ 19,909